UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03-31-2007
                                              ---------------------------------

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
          ----------------------------------------------------------------------
          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

Form 13F File Number:  28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT            4-26-2007
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	     97
                                        -------------------

Form 13F Information Table Value Total: $	 142,039
                                        -------------------
                                            (thousands)
List of Other Included Managers: NONE


                          FORM 13F INFORMATIONAL TABLE

									VALUE		INVESTMENT	VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)SHRS	DISCRETION	SOLE	SHARED	NONE
3Com                                 	COM		885535104	2420	618935	SOLE		188800		430135
AES                                  	COM		00130H105       1313	61003	SOLE		31533		29470
Agco                                 	COM		1084102		3403	92050	SOLE		27225		64825
Altria Group                         	COM		02209S103       828	9432	SOLE		0		9432
American International Group         	COM		26874107	257	3829	SOLE		1343		2486
Ameron International                 	COM		30710107	3705	56252	SOLE		18732		37520
Anadarko Petroleum                   	COM		32511107	2685	62475	SOLE		19910		42565
Art Technology Group                 	COM		04289L107       23	10000	SOLE		10000		0
AT&T                                 	COM		1957505		216	5486	SOLE		0		5486
Bank of America                      	COM		60505104	426	8353	SOLE		1500		6853
Barrick Gold                         	COM		67901108	1280	44833	SOLE		8360		36473
BJ Services                          	COM		55482103	1342	48095	SOLE		10590		37505
Blackrock Munienhanced Fund          	COM		09253Y100       393	36200	SOLE		17500		18700
Bladex                               	CL E		P16994132       1419	85270	SOLE		20090		65180
BP Plc ADR                           	SPONSORED ADR	55622104	647	9985	SOLE		5747		4238
Bristol-Myers Squibb                 	COM		110122108	271	9760	SOLE		4153		5607
Calavo Growers                       	COM		128246105	2096	180363	SOLE		54323		126040
Cemex ADR                            	SPON ADR 5 ORD	151290889	4563	139325	SOLE		39760		99565
ChevronTexaco                        	COM		166764100	1439	19453	SOLE		11505		7948
Chiquita Banana                      	COM		170032809	2806	200135	SOLE		69280		130855
Cisco Systems                        	COM		17275R102       238	9336	SOLE		2700		6636
Cohen & Steers Select Utility        	COM		19248A109       2077	79298	SOLE		19608		59690
Corning                              	COM		219350105	2589	113854	SOLE		33944		79910
Deere                                	COM		244199105	3057	28140	SOLE		8090		20050
Devon Energy                         	COM		25179M103       3764	54374	SOLE		18891		35483
Distributed Energy Systems           	COM		25475V104       150	109400	SOLE		23700		85700
Dollar General                       	COM		256669102	215	10150	SOLE		8300		1850
Dominion Resources                   	COM		25746U109       479	5400	SOLE		3000		2400
Dot Hill                             	COM		25848T109       1310	359025	SOLE		96275		262750
DuPont                               	COM		263534109	468	9461	SOLE		5012		4449
Eastman Chemical                     	COM		277432100	325	5133	SOLE		2133		3000
Eaton Vance Floating Rate            	COM		278279104	5221	278906	SOLE		81455		197451
Eaton Vance Sr. Floating Rate        	COM		27828Q105       354	18650	SOLE		9700		8950
Eldorado Gold                        	COM		284902103	82	14000	SOLE		14000		0
Emerson Electric                     	COM		291011104	407	9452	SOLE		6640		2812
Evergreen Solar                      	COM		30033R108       1969	201970	SOLE		58430		143540
Exxon Mobil                          	COM		30231G102       2831	37528	SOLE		16685		20843
Gabelli Global Utility & Incom       	COM SH BEN INT	36242L105       262	11600	SOLE		2200		9400
General Electric                     	COM		369604103	4225	119478	SOLE		43096		76382
General Mills                        	COM		370334104	918	15760	SOLE		9060		6700
Glencairn Gold Corp                  	COM		377903109	227	428300	SOLE		396300		32000
Green Mountain Coffee                	COM		393122106	3125	49565	SOLE		19575		29990
Gruma ADR                            	SPON ADR CL B	400131306	523	41250	SOLE		10750		30500
Grupo TMM                            	SP ADR A SHS	40051D105	940	334600	SOLE		119850		214750
H&Q Life Sciences                    	SH BEN INT	404053100	2245	161514	SOLE		49620		111894
Headwaters                           	COM		42210P102       1700	77795	SOLE		23405		54390
Health Care REIT                     	COM		42217K106       2987	68037	SOLE		16483		51554
Hitachi ADR                          	ADR 10 COM	433578507	588	7610	SOLE		2800		4810
Hugoton Royalty Trust                	UNIT BEN INT	444717102	3049	121085	SOLE		36060		85025
Iamgold                              	COM		450913108	2379	309005	SOLE		98100		210905
IDT                                  	COM		448947101	471	41750	SOLE		9900		31850
Imperial Oil                         	COM NEW		453038408	449	12100	SOLE		0		12100
ING Prime Rate Trust                 	SH BEN INT	44977W106       74	10000	SOLE		0		10000
International Business Machine       	COM		459200101	247	2624	SOLE		0		2358
Johnson & Johnson                    	COM		478160104	357	5920	SOLE		1200		4720
Kadant                               	COM		48282T104       1141	44994	SOLE		15394		29600
Kinross Gold                         	COM NO PAR	496902404	2459	178320	SOLE		63950		114370
Koninklijke Ahold                    	SPON ADR NEW	500467303	1155	98350	SOLE		31000		67350
Korea Electric Power ADR             	SPONSORED ADR	500631106	231	11545	SOLE		2900		8645
Kraft Foods                          	COM		50075N104       206	6526	SOLE		0		6526
Ladenburg Thalmann Financial S       	COM		50575Q102       40	15000	SOLE		15000		0
Layne Christensen                    	COM		521050104	2046	56170	SOLE		17200		38970
Liberty Global Series C              	COM SER C	530555309	1620	52869	SOLE		19207		33662
Liberty Media Hldg  Corp Cap C       	CAP COM SER A	53071M302       902	8157	SOLE		3144		5013
Liberty Media Hldg  Corp Inter       	INT COM SER A	53071M104       946	39710	SOLE		15224		24486
McClatchy                            	CL A		579489105	3478	110020	SOLE		30475		79545
Met-Pro                              	COM		590876306	1446	99518	SOLE		29035		70483
MFS Gov't Markets Income             	SH BEN INT	552939100	163	24417	SOLE		1517		22900
MFS Multi Market Income              	SH BEN INT	552737108	248	40502	SOLE		1602		38900
Microsoft                            	COM		594918104	1835	65832	SOLE		21880		43952
Newmont Mining                       	COM		651639106	436	10380	SOLE		4650		5730
Northgate Minerals                   	COM		666416102	104	30000	SOLE		30000		0
Northwest Pipe                       	COM		667746101	1678	42118	SOLE		18317		23801
Nuance Communications                	COM		67020Y100       3526	230287	SOLE		68888		161399
Nuveen Muni Value Fund               	COM		670928100	209	20156	SOLE		0		20156
Nuveen Quality Income Muni Fd        	COM		670977107	636	42120	SOLE		9320		32800
Pearson Plc                          	SPONSORED ADR	705015105	1706	99655	SOLE		27450		72205
Pepsico                              	COM		713448108	313	4920	SOLE		3420		1500
Pfizer                               	COM		717081103	3226	127722	SOLE		33355		94367
PNC Financial                        	COM		693475105	1265	17575	SOLE		7020		10555
Procter & Gamble                     	COM		742718109	1735	27468	SOLE		15612		11856
Putnam Premier Income                	SH BEN INT	746853100	2038	309273	SOLE		75650		233623
Quaker Fabric                        	COM		747399103	256	217250	SOLE		51100		166150
San Juan Basin Royalty Trust         	UNIT BEN INT	798241105	906	29000	SOLE		14170		14830
Sasol ADR                            	SPONSORED ADR	803866300	220	6650	SOLE		2450		4200
Schering Plough                      	COM		806605101	235	9214	SOLE		5714		3500
Steris                               	COM		859152100	3776	142175	SOLE		47300		94875
Stewart Enterprises                  	CL A		860370105	2117	262640	SOLE		82100		180540
Streetracks Gold Trust               	GOLD SHS	863307104	411	6246	SOLE		200		6046
SunOpta                              	COM		8676EP108       4890	410885	SOLE		132680		278205
Symantec                             	COM		871503108	2144	123925	SOLE		35300		88625
Templeton Global Income              	COM		880198106	2108	217503	SOLE		58067		159436
Ultralife Batteries                  	COM		903899102	2567	237660	SOLE		79350		158310
United Utilities ADR                 	SPONSORED ADR	91311Q105       2180	73413	SOLE		21910		51503
W. P. Carey                          	COM		92930Y107       2665	79850	SOLE		22280		57570
Whiting Petroleum                    	COM		966387102	625	15850	SOLE		3750		12100
Wyeth                                	COM		983024100	317	6342	SOLE		1000		5342

